Commitments, Guarantees, and Contingencies - Narrative (Details) $ in Thousands	1 Months Ended
	Jan. 31, 2021 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 18, 2020 USD ($)	Dec. 31, 2019 CAD ($)
Commitments, Contingencies And Guaranteed [Line Items]
Guarantee obligations			$ 0
Other long term receivables			18,000,000		$ 33,000,000
Regulatory assets			15,000,000		18,000,000
Restricted cash included in accounts receivable (note 29)			9,000,000		$ 0
Antero Contract
Commitments, Contingencies And Guaranteed [Line Items]
Damages awarded		$ 96,000
Regulatory assets			7,000,000
Restricted cash included in accounts receivable (note 29)			$ 9,000,000
Antero Contract | WGL Holdings
Commitments, Contingencies And Guaranteed [Line Items]
Adjustments to working capital		45,000
Antero Contract | Washington Gas
Commitments, Contingencies And Guaranteed [Line Items]
Damages awarded		$ 11,000
Maryland Show-Cause Order | Washington Gas
Commitments, Contingencies And Guaranteed [Line Items]
Estimated penalties				$ 750
Maryland Show-Cause Order | Washington Gas | Subsequent Event
Commitments, Contingencies And Guaranteed [Line Items]
Penalty paid	$ 750